Lease (Tables)	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities

The following table shows operating lease right-of-use assets, net and operating lease liabilities:

	As of March 31,
	2026	2025
Assets
Operating lease right-of-use assets, net	$116,521	$178,865
Liabilities
Operating lease liabilities, current	$114,177	$95,130
Operating lease liabilities, non-current	$10,158	$90,965
	$124,335	$186,095

Schedule of Operating Lease Expenses

During the year ended March 31, 2026, the company incurred operating lease expenses, as follows:

	For the year ended March 31,
	2026	2025	2024
Operating lease expenses:
Amortization of leased assets	$101,382	$58,008	$39,893
Interest of lease liabilities	5,685	2,489	3,585
Total operating lease expenses	$107,067	$60,497	$43,478

Schedule of Maturity Analysis of Operating Lease Liabilities

As of March 31, 2026, the maturity analysis of operating lease liabilities is as follows:

Financial years ending March 31,
2027	$116,012
2028	10,204
Total undiscounted cash flows	126,216
Less: imputed interest	(1,881)
Present value of lease liabilities	124,335
Less: Non-current portion of lease liabilities	(10,158)
Current portion of lease liabilities	$114,177